PGIM US Large-Cap Buffer 12 ETF - February
Schedule of Investments  (unaudited)
as of July 31, 2024
Description	Shares	Value
Short-Term Investments 105.5%
Affiliated Mutual Fund 0.9%
PGIM Core Government Money Market Fund (7-day effective yield 5.561%) (cost $44,760)(wb)	44,760	$44,760
Options Purchased*~ 104.6%
(cost $4,478,879)		4,829,892

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 105.5% (cost $4,523,639)		4,874,652
Options Written*~ (5.5)%
(premiums received $174,098)		(255,991)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $4,349,541)		4,618,661
Liabilities in excess of other assets(z) (0.0)%		(544)

Net Assets 100.0%		$4,618,117

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	01/31/25	$4.83		88		9	$4,781,029
SPDR S&P 500 ETF Trust	Put	01/31/25	$482.88		88		9	48,863
Total Options Purchased (cost $4,478,879)								$4,829,892

PGIM US Large-Cap Buffer 12 ETF - February
Schedule of Investments  (unaudited) (continued)
as of July 31, 2024
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	01/31/25	$555.31		88		9	$(234,626)
SPDR S&P 500 ETF Trust	Put	01/31/25	$424.93		88		9	(21,365)
Total Options Written (premiums received $174,098)							$(255,991)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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